PLEDGED ASSETS	12 Months Ended
Dec. 31, 2012
Financial Instruments Owned And Pledged As Collateral [Abstract]
PLEDGED ASSETS

NOTE 18: PLEDGED ASSETS

At December 31, 2011 and 2012, the Group pledged mainly for funding purposes with the Eurosystem, the European Investment Bank and other central banks the amount of EUR 32,665.5 million and EUR 33,218.7 million, respectively. The corresponding liabilities are presented in Note 19 within interbank interest bearing deposits.

The pledged amounts as at December 31, 2012 relate to the following instruments:

  trading and available-for-sale debt securities of EUR 2,917.9 million;
  bonds covered with mortgage loans amounting to EUR 8,400.0 million (see also Note 13);
  securitized notes backed with mortgage loans, receivables from public sector, consumer and auto loans and credit cards amounting to EUR 9,492.9 million (see also Note 13); and
  loans amounting to EUR 12,408.0 million.

  Additionally to the amounts above, the Bank has pledged off-balance sheet assets for funding purposes with the Bank of Greece, through ELA:

  floating Rate notes of EUR 14,798.3 million, issued under the government-guaranteed borrowing facility provided by Greek Law 3723/2008 (pillar II) and held by the Bank (see Note 17); and
  special Greek government bonds of EUR 787.0 million obtained from Public Debt Management Agency under the provisions of Greek Law 3723/2008 (pillar III), collateralized with shipping and mortgage loans and loans to small businesses (see Note 17 ).
  EFSF bonds of EUR 7,430.0 million obtained as an advance from HFSF for the participation in the Bank's future share capital increase. These bonds can only be used as collateral for financing and therefore are reflected off-balance sheet (see Note 35 ).